Provisions - Reconciliation of Changes in Provisions (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Provisions For Employee Benefits [Roll Forward]
At December 31, 2019	$ 1,063
Arising during the period	121
Released (used) during the period	0
Released (unused) during the period	0
At September 30, 2020	1,184
Provisions [Roll Forward]
At December 31, 2019	1,905
Arising during the period	502
Released (used) during the period	0
Released (unused) during the period	(292)
At September 30, 2020	2,115
Current	230	$ 0
Non-current	1,885	$ 1,905
Others
Other Provisions [Roll Forward]
At December 31, 2019	842
Arising during the period	381
Released (used) during the period	0
Released (unused) during the period	(292)
At September 30, 2020	$ 931